Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories

 Inventories as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Finished goods	￦	1,526,628	1,886,040
Merchandise		930,558	1,131,416
Semi-finished goods		1,721,130	1,945,567
Raw materials		2,329,268	2,821,972
Fuel and materials		808,016	888,941
Construction inventories		1,692,092	1,372,259
Materials-in-transit		1,818,576	2,245,740
Others		103,144	68,150

		10,929,412	12,360,085

Less: Allowance for inventories valuation		(135,631)	(206,782)

	￦	10,793,781	12,153,303

Changes of Allowance for Inventories Valuation

The changes of allowance for inventories valuation for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Beginning	￦	231,378	203,164	135,631
Loss on valuation of inventories		152,249	78,560	141,799
Realization on disposal of inventories		(161,458)	(138,967)	(69,426)
Others		(19,005)	(7,126)	(1,222)

Ending	￦	203,164	135,631	206,782